Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other current assets [Abstract]
Prepaid expenses/accrued revenue	$ 25	$ 113
Deferred charges - short-term portion	26	21
Unrealized gain on total return swap agreements	11	38
Reimbursable amounts due from customers	154	74
Insurance claims proceeds (re West Atlas)	0	25
Favorable contracts	12	23
Other	95	113
Total other current assets	$ 323	$ 407